UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Springbok Capital Management, LLC

Address:   130 East 59th Street, 11th Floor
           New York, New York  10022


13F File Number:  028-12257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Trevor E. Cohen
Title:  Chief Operating Officer
Phone:  212-897-6732


Signature, Place and Date of Signing:

/s/ Trevor E. Cohen                 New York, NY           November 14, 2008
-----------------------    --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       18

Form 13F Information Table Value Total: $ 52,967
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number    Name
---             --------------------    ----

1               028-12256               Springbok Capital Master Fund, LP


                                                    FORM 13F INFORMATION TABLE


     COLUMN 1                 COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7       COLUMN 8

                              TITLE OF                  VALUE     SHRS OR    SH/ PUT/  INVESTMENT      OTHR     VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION      MGRS   SOLE    SHARED   NONE
ADHEREX TECHNOLOGIES INC      COM NEW       00686R200     183     2,028,333  SH        SHARED-DEFINED   1           2,028,333
BEARINGPOINT INC              COM           074002106   1,129     2,171,154  SH        SHARED-DEFINED   1           2,171,154
CHESAPEAKE ENERGY CORP        COM           165167107   1,529        42,635  SH        SHARED-DEFINED   1              42,635
CVS CAREMARK CORPORATION      COM           126650100   1,795        53,336  SH        SHARED-DEFINED   1              53,336
DOLLAR FINL CORP              COM           256664103   3,736       242,737  SH        SHARED-DEFINED   1             242,737
GREAT WOLF RESORTS INC        COM           391523107   2,169       592,500  SH        SHARED-DEFINED   1             592,500
GULFPORT ENERGY CORP          COM NEW       402635304   3,188       317,231  SH        SHARED-DEFINED   1             317,231
INTREPID POTASH INC           COM           46121Y102   3,160       104,846  SH        SHARED-DEFINED   1             104,846
MCG CAPITAL CORP              COM           58047P107   9,710     3,705,917  SH        SHARED-DEFINED   1           3,705,917
NATIONAL OILWELL VARCO INC    COM           637071101   1,168        23,262  SH        SHARED-DEFINED   1              23,262
NRG ENERGY INC                COM NEW       629377508   3,436       138,815  SH        SHARED-DEFINED   1             138,815
PETROHAWK ENERGY CORP         COM           716495106   2,266       104,774  SH        SHARED-DEFINED   1             104,774
PRG-SCHULTZ INTERNATIONAL IN  COM NEW       69357C503     637        71,075  SH        SHARED-DEFINED   1              71,075
RELIANT ENERGY INC            COM           75952B105   1,029       140,000  SH        SHARED-DEFINED   1             140,000
SBA COMMUNICATIONS CORP       COM           78388J106   1,819        70,330  SH        SHARED-DEFINED   1              70,330
SELECT SECTOR SPDR TR         SBI INT-FINL  81369Y605   9,690       487,200  SH  CALL  SHARED-DEFINED   1             487,200
TERNIUM SA                    SPON ADR      880890108   2,022       114,633  SH        SHARED-DEFINED   1             114,633
WELLPOINT INC                 COM           94973V107   4,300        91,942  SH        SHARED-DEFINED   1              91,942




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